PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
NOTE 8 - EMPLOYEE BENEFIT EXPENSES

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Wages and salaries		(994)	(889)	(872)
Pension costs - defined benefit plans	25	(19)	(20)	(21)
Other post-employment benefits	25	(9)	(6)	(6)
Share-based compensation	31	(16)	(12)	(8)
Total employee benefit expenses		(1,038)	(927)	(907)
NOTE 25 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
The Group operates a number of pensions, other post-employment benefits and other long-term employee benefit plans. Some of these plans are defined contribution plans and some are defined benefit plans, with assets held in separate trustee-administered funds. Benefits paid through pension trusts are sufficiently funded to ensure the payment of benefits to retirees when they become due.
Actuarial valuations are reflected in the Consolidated Financial Statements as described in NOTE 2.6 - Principles governing the preparation of the Consolidated Financial Statements.
25.1 Description of the plans
Pension plans
Constellium’s pension obligations are in the U.S., Switzerland, Germany and France. Pension benefits are generally based on the employee’s service and highest average eligible compensation before retirement and are periodically adjusted for cost of living increases, either by company practice, collective agreement or statutory requirement. U.S., Swiss and France benefit plans are funded through long-term employee benefit funds.
Other post-employment benefits (OPEB)
The Group provides health care and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents, mainly in the U.S. Eligibility for coverage depends on certain age and service criteria. These benefit plans are unfunded.
Other long-term employee benefits
Other long term employee benefits mainly include jubilees in France, Germany and Switzerland and other long-term disability benefits in the U.S. These benefit plans are unfunded.
25.2 Description of risks
Our estimates of liabilities and expenses for pensions and other post-employment benefits incorporate a number of assumptions, including discount rate, longevity estimate and inflation rate. The defined benefit obligations expose the Group to a number of risks, including longevity, inflation, interest rate, medical cost inflation, investment performance, and change in law governing the employee benefit obligations. These risks are mitigated when possible by applying an investment strategy for the funded schemes which aims to minimize the long-term costs. This is achieved by investing in a diversified selection of asset classes, which aims to reduce the volatility of returns and also achieves a level of matching with the underlying liabilities.
Investment performance risk
Our pension plan assets consist primarily of funds invested in listed stocks and bonds.
The present value of funded defined benefit obligations is calculated using a discount rate determined by reference to high quality corporate bond yields. If the return on plan asset is below this rate, it will increase the plan deficit.

Interest rate risk
A decrease in the discount rate will increase the defined benefit obligation. At December 31, 2019, impacts of the change on the defined benefit obligation of a 0.50% increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	0.50% increase in discount rates	0.50% decrease in discount rates
France	(10)	10
Germany	(9)	11
Switzerland	(25)	26
United States	(32)	35
Total sensitivity on Defined Benefit Obligations	(76)	82

Longevity risk
The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants. An increase in the life expectancy of the plan participants will increase the plan’s liability.
25.3 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at December 31, 2019. The principal actuarial assumptions used at December 31, 2019 and 2018 were as follows:

	At December 31, 2019			At December 31, 2018
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.15%	1.50%	—	0.80%
US	—	—	—	—	—	—
Hourly pension	2.20%	—	3.15% - 3.25%	2.20%	—	4.40% - 4.45%
Salaried pension	3.80%	—	3.25%	3.80%	—	4.45%
OPEB (A)	3.80%	—	3.20% - 3.40%	3.80%	—	4.40% - 4.55%
Other benefits	3.80%	—	3.00% - 3.20%	3.80%	—	4.25% - 4.40%
France	1.50% - 3.50%	2.00%	—	1.50% - 2.50%	2.00%	—
Retirements	—	—	0.95%	—	—	1.65%
Other benefits	—	—	0.80%	—	—	1.35%
Germany	2.75%	1.70%	1.00%	2.75%	1.70%	1.70%

(A)	The other main financial assumptions used for the OPEB (healthcare plans, which are predominantly in the U.S.) were:

•
Medical trend rate: pre 65: 6.40% starting in 2020 decreasing gradually to 4.50% until 2026 and stable onwards and post 65: 5.60% starting in 2020 decreasing gradually to 4.50% until 2026 and stable onwards, and

•	Claims costs are based on individual company experience.
For both pension and healthcare plans, the post-employment mortality assumptions allow for future improvements in life expectancy.

25.4 Amounts recognized in the Consolidated Statement of Financial Position

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	768	—	768	674	—	674
Fair value of plan assets	(445)	—	(445)	(380)	—	(380)
Deficit of funded plans	323	—	323	294	—	294
Present value of unfunded obligation	127	220	347	115	201	316
Net liability arising from defined benefit obligation	450	220	670	409	201	610

25.5 Movement in net defined benefit obligations

	At December 31, 2019
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2019	789	201	990	(380)	610
Included in the Consolidated Income Statement
Current service cost	17	7	24	—	24
Interest cost / (income)	18	8	26	(10)	16
Past service cost	(2)	1	(1)	—	(1)
Immediate recognition of gains / (losses) arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(54)	(54)
—changes in financial assumptions	101	25	126	—	126
—changes in demographic assumptions	(2)	(2)	(4)	—	(4)
—experience losses	(3)	(6)	(9)	—	(9)
Effects of changes in foreign exchange rates	16	3	19	(11)	8
Included in the Consolidated Statement of Cash Flows
Benefits paid	(43)	(20)	(63)	38	(25)
Contributions by the Group	—	—	—	(25)	(25)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2019	895	220	1,115	(445)	670

	At December 31, 2018
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2018	801	250	1,051	(387)	664
Included the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	16	8	24	(9)	15
Past service cost	—	(36)	(36)	—	(36)
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	26	26
—changes in financial assumptions	(30)	(15)	(45)	—	(45)
—changes in demographic assumptions	(5)	(1)	(6)	—	(6)
—experience losses	(1)	(2)	(3)	—	(3)
Effects of changes in foreign exchange rates	22	9	31	(16)	15
Included in the Consolidated Statement of Cash Flows
Benefits paid	(35)	(19)	(54)	31	(23)
Contributions by the Group	—	—	—	(23)	(23)
Contributions by the plan participants	3	1	4	(4)	—
At December 31, 2018	789	201	990	(380)	610

25.6 Benefit plan amendments
In the third quarter of 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company sponsored program to a third-party health network that provides similar benefits at a lower cost. This change in benefits was accounted for as a plan amendment and resulted in a reduction of the defined benefit obligation and the recognition of a €36 million gain from negative past service cost. In 2019, the defined benefit obligation was adjusted and corresponding past service costs of €3 million were recorded, to reflect delays in the estimated implementation timetable (see 25.7 Ravenswood OPEB dispute).
During the year ended December 31, 2019, the Group decided to terminate the medical care plan for the active participants of one of its French entities effective October 1, 2019. This resulted in both a decrease of the defined benefit obligation and the recognition of a €2 million gain from negative past service cost. In addition, the Group offered lump sum option to Constellium Rolled Products Ravenswood former employees with deferred benefits. This resulted in both a decrease of the defined benefit obligation and the recognition of a €3 million gain from negative past service cost.
25.7 Ravenswood OPEB disputes
The United Steelworkers Local Union 5668 (the “Union”) is contesting the OPEB Amendments and filed a lawsuit against Constellium Rolled Products Ravenswood, LLC ("Ravenswood") in a federal district court in West Virginia (the “Court”) seeking to enjoin the Plan changes and to compel arbitration. The Court issued an order in December 2018, enjoining Ravenswood from implementing the OPEB Amendments pending resolution in arbitration. In September 2019, the arbitrator issued a decision ruling against Ravenswood and sustaining the Union’s grievance. Ravenswood filed a motion to vacate this decision, which is still pending, and will continue to vigorously defend this case. The Group believes it has a strong legal position and that it is probable that Ravenswood will ultimately prevail and be able to implement the OPEB amendments.
Additionally, during 2019, the Union filed a grievance disputing the existing limitation of Ravenswood’s liability for the healthcare costs of pre-Medicare retirees. This matter is scheduled to be arbitrated in the coming months and the Group believes it is without merit and intends to defend it vigorously.
25.8 Net defined benefit obligations by country

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	161	(3)	158	151	(3)	148
Germany	144	(1)	143	136	(1)	135
Switzerland	299	(214)	85	251	(178)	73
United States	510	(227)	283	451	(198)	253
Other countries	1	—	1	1	—	1
Total	1,115	(445)	670	990	(380)	610

25.9 Plan asset categories

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	5	—	5	6	—	6
Equities	119	51	170	95	40	135
Bonds	92	115	207	71	110	181
Property	14	37	51	10	33	43
Other	—	12	12	5	10	15
Total fair value of plan assets	230	215	445	187	193	380

25.10 Cash flows
Expected contributions to pension and other benefits amount to €32 million and €18 million, respectively, for the year ending December 31, 2020.
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2020	54
2021	51
2022	52
2023	53
2024	58
2025 to 2029	289

At December 31, 2019, the weighted-average maturity of the defined benefit obligations was 14.1 years (2018: 13.3 years).